Schedule of Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax benefit computed at the statutory rate	$ 965,000	$ 1,291,000
True-up and non-deductible expenses	(422,000)	1,952,000
Change in valuation allowance	(543,000)	(3,243,000)
Provision for income taxes